Summary of Significant Accounting Policies - Property and Equipment and Long-Lived Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Asset Impairment Charges
Impairment losses	$ 0
Equipment | Minimum
Property and Equipment
Property, Plant and Equipment, Useful Life	3 years	3 years
Equipment | Maximum
Property and Equipment
Property, Plant and Equipment, Useful Life	10 years	10 years